Taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jun. 30, 2023
Disclosure of geographical areas [line items]
Tax charge	$ 737	$ 766	[1],[2]
Current tax assets	274	199	[3]	$ 292	[3]
Corporate tax	253	$ 319	[3]	170	[3]
Provision for tax uncertainties	$ 213			$ 218
The tax rate before exceptional items	23.40%	23.40%
Total exceptional items
Disclosure of geographical areas [line items]
Tax charge	$ (42)	$ (84)
Brand impairment (1)
Disclosure of geographical areas [line items]
Tax charge	(13)
Various dispute and litigation matters (3)
Disclosure of geographical areas [line items]
Tax charge	(23)
Great Britain
Disclosure of geographical areas [line items]
Tax charge	116	144
Foreign
Disclosure of geographical areas [line items]
Tax charge	$ 621	$ 622

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(1)See page F-7 for an explanation under Basis of preparation.
[3]	(1) See page F-7 for an explanation under Basis of preparation.